PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment, gross	$ 220,191	$ 215,491
Accumulated depreciation and amortization	(192,118)	(179,851)
Property and equipment, net	$ 28,073	$ 35,640